RESERVE FOR LOSSES AND LAE (Tables)	12 Months Ended
Dec. 31, 2025
Insurance [Abstract]
Schedule of Roll Forward of the Company’s Beginning and Ending Reserve for Losses and LAE
The following table provides a roll forward of the Company’s beginning and ending reserve for losses and LAE and is summarized for the periods indicated:

	Years Ended December 31,
(Dollars in millions)	2025	2024	2023
Gross reserves beginning of period	$29,889	$24,604	$22,065
Less reinsurance recoverables on unpaid losses	(2,915)	(2,098)	(2,105)
Net reserves beginning of period	26,975	22,506	19,960

Incurred related to:
Current year	10,202	9,967	8,432
Prior years, excluding impact from retroactive reinsurance	535	1,337	(5)
Prior years, impact from retroactive reinsurance (1)	122	—	—
Total incurred losses and LAE	10,859	11,305	8,427

Paid related to:
Current year	1,253	1,258	1,379
Prior years	6,525	5,279	4,731
Total paid losses and LAE	7,778	6,537	6,110

Foreign exchange/translation adjustment	663	(298)	229
Retroactive reinsurance adjustment (1)	(122)	—	—

Net reserves end of period	30,597	26,975	22,506
Plus reinsurance recoverables on unpaid losses (2)	3,715	2,915	2,098
Gross reserves end of period	$34,312	$29,889	$24,604
(Some amounts may not reconcile due to rounding.)
(1) The consideration paid ($1,372 million) exceeds the ceded loss reserves at the inception of the Agreement ($1,250 million), as a result the Company recognized an immediate pre-tax loss of $122 million in earnings, in accordance with retroactive reinsurance accounting guidance. The Company recognized the loss by writing off the reinsurance recoverable of $122 million, which represents excess compensation for the uncertainty of future claims development, and is not a component of our best estimate of loss reserves.
(2) This amount excludes the unpaid recoverable of the adverse development reinsurance agreements of $1,253 million as of December 31, 2025.

Schedule of Reconciliation of the Net Incurred and Paid Claims Development
The reconciliation of the net incurred and paid claims development tables to the liability for claims and claim adjustment expenses in the consolidated statement of financial position is as follows:

December 31, 2025
(Dollars in millions)
Net outstanding liabilities
Reinsurance Treaty Casualty	$12,458
Reinsurance Treaty Property	6,363
Global Wholesale & Specialty Casualty	1,927
Global Wholesale & Specialty Property	526
Global Facultative Casualty	1,800
Global Facultative Property	851
Legacy Casualty	5,421
Legacy Property	526
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance (1)	29,871

Reinsurance recoverable on unpaid claims
Reinsurance Treaty Casualty	151
Reinsurance Treaty Property	894
Global Wholesale & Specialty Casualty	657
Global Wholesale & Specialty Property	98
Global Facultative Casualty	1
Global Facultative Property	7
Legacy Casualty	1,639
Legacy Property	245
Total reinsurance recoverable on unpaid claims(2)	3,692

Unallocated claims adjustment expenses	386
Other (1)	362
748

Total gross liability for unpaid claims and claim adjustment expense	$34,312
(Some amounts may not reconcile due to rounding.)
(1) Other is primarily comprised of reserves for asbestos & environmental and certain run-off exposures.
(2) This amount excludes the unpaid recoverable of the adverse development reinsurance agreements of $1,253 million, asbestos and environmental recoverable of $16 million and $6 million unpaid recoverable from Legacy reinsurance run-off exposures as of December 31, 2025.
The following tables present the ultimate loss and allocated LAE and the paid loss and allocated LAE, net of reinsurance for casualty and property, as well as the average annual percentage payout of incurred claims by age, net of reinsurance for each of our disclosed lines of business. For the Reinsurance Treaty segment, the Company assesses the adequacy of its reserves on an underwriting year basis as opposed to accident year basis. Using underwriting year data for internal analysis of Reinsurance Treaty reserves is consistent with industry practice among reinsurers. With proportional reinsurance contracts, the Company is advised of losses on an aggregate basis (no details on individual losses) regarding a specific underwriting year. As such, the Company uses a methodology to allocate its Reinsurance Treaty reserves from an underwriting year basis into an accident year basis presentation. This may result in some distortion within specific accident years.
Reinsurance Treaty Casualty Business

											At December 31, 2025
	Ultimate Incurred Loss and Allocated Loss Adjustment Expenses, Net of reinsurance Years Ended December 31,										Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
Accident Year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025
(Dollars in millions)	(Unaudited)
2016	$723	$793	$785	$773	$828	$826	$847	$875	$894	935	52	N/A
2017		792	738	726	791	796	841	900	923	1,007	50	N/A
2018			1,368	1,341	1,401	1,424	1,475	1,562	1,609	1,634	209	N/A
2019				1,657	1,686	1,686	1,698	1,729	1,778	1,816	283	N/A
2020					1,779	1,718	1,700	1,661	1,694	1,698	377	N/A
2021						2,230	2,191	2,125	2,222	2,193	793	N/A
2022							2,612	2,568	2,624	2,759	1,279	N/A
2023								2,579	2,732	2,848	1,655	N/A
2024									2,638	2,632	1,945	N/A
2025										2,678	2,276	N/A
										$20,200
(Some amounts may not reconcile due to rounding.)

	Cumulative Paid Loss and Allocated Loss Adjustment Expenses, Net of Reinsurance Years Ended December 31,
Accident Year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025
(Dollars in millions)	(Unaudited)
2016	$90	$185	$306	$395	$477	$545	$607	$663	$722	$783
2017		80	173	284	393	502	585	678	801	882
2018			190	273	454	599	736	895	1,084	1,193
2019				236	349	505	668	865	1,109	1,268
2020					202	261	434	634	854	1,056
2021						220	302	489	734	1,041
2022							209	357	616	987
2023								196	392	745
2024									208	428
2025										232
										$8,614
All outstanding liabilities prior to 2016, net of reinsurance										871
Liabilities for claims and claim adjustment expenses, net of reinsurance										$12,458
(Some amounts may not reconcile due to rounding.)
Reinsurance Treaty Property Business

											At December 31, 2025
	Ultimate Incurred Loss and Allocated Loss Adjustment Expenses, Net of reinsurance Years Ended December 31,										Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
Accident Year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025
(Dollars in millions)	(Unaudited)
2016	$1,619	$1,490	$1,528	$1,518	$1,497	$1,498	$1,496	$1,498	$1,450	1,489	12	N/A
2017		2,617	3,243	3,345	3,463	3,507	3,523	3,537	3,537	3,587	6	N/A
2018			2,542	2,400	2,406	2,341	2,295	2,280	2,338	2,378	37	N/A
2019				1,929	1,940	1,907	1,794	1,801	1,910	1,906	33	N/A
2020					2,207	2,285	2,258	2,256	2,252	2,359	39	N/A
2021						2,514	2,556	2,492	2,395	2,501	40	N/A
2022							2,979	2,681	2,394	2,293	65	N/A
2023								2,446	2,106	1,798	163	N/A
2024									3,558	3,194	993	N/A
2025										4,250	2,204	N/A
										$25,756
(Some amounts may not reconcile due to rounding.)

	Cumulative Paid Loss and Allocated Loss Adjustment Expenses, Net of Reinsurance Years Ended December 31,
Accident Year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025
(Dollars in millions)	(Unaudited)
2016	$451	$938	$1,218	$1,332	$1,383	$1,396	$1,411	$1,422	$1,444	$1,449
2017		774	2,082	2,620	2,998	3,196	3,288	3,363	3,498	3,543
2018			536	1,508	1,895	2,004	2,069	2,134	2,264	2,285
2019				693	1,116	1,401	1,552	1,682	1,823	1,830
2020					492	1,287	1,667	1,933	2,164	2,234
2021						658	1,470	1,922	2,268	2,415
2022							615	1,300	1,809	2,019
2023								562	1,079	1,408
2024									734	1,360
2025										1,003
										$19,545
All outstanding liabilities prior to 2016, net of reinsurance										152
Liabilities for claims and claim adjustment expenses, net of reinsurance										$6,363
(Some amounts may not reconcile due to rounding.)

												At December 31, 2025
	Ultimate Incurred Loss and Allocated Loss Adjustment Expenses, Net of reinsurance Years Ended December 31,										2025 Prior Year Development Excluding the Impact of ADC	Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims	Incurred Impact of ADC	IBNR Impact of ADC	2025 (Net of Impact of ADC)	Total of IBNR Liabilities Net of Impact of ADC
Accident Year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025
(Dollars in millions)	(Unaudited)
2016	$144	$147	$146	$157	$123	$125	$123	$131	$122	$123	$—	$5	3,396	$2	$1	$121	$4
2017		153	150	167	172	176	167	175	150	152	2	12	3,363	1	1	151	11
2018			173	190	205	207	200	232	218	217	(1)	14	3,659	4	2	214	13
2019				197	224	239	268	281	275	269	(5)	34	4,063	6	3	263	31
2020					208	248	254	243	251	236	(15)	31	3,522	8	5	229	26
2021						220	293	301	308	295	(13)	79	3,816	14	8	281	71
2022							241	330	385	407	22	145	4,084	31	21	376	124
2023								424	494	514	20	247	4,490	59	40	455	208
2024									551	609	58	391	4,290	77	62	532	329
2025										568	—	485	3,176	—	—	568	485
										$3,391	$69	$1,444		$202	$143	$3,189	$1,301
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below										(1,501)	—	—		—	—	(1,501)	—
Liabilities for losses and loss adjustment expenses and prior year development before accident year 2016, net of reinsurance										37	2	9		8	1	29	8
Liabilities for losses and loss adjustment expenses and prior year loss development, net of reinsurance										$1,927	$71	$1,453		$210	$144	$1,717	$1,309
(Some amounts may not reconcile due to rounding.)

	Cumulative Paid Loss and Allocated Loss Adjustment Expenses, Net of Reinsurance Years Ended December 31,
Accident Year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025
(Dollars in millions)	(Unaudited)
2016	$9	$28	$47	$68	$77	$86	$106	$112	$115	$118
2017		9	29	51	70	88	119	132	137	139
2018			12	37	66	91	131	157	162	173
2019				15	47	79	137	171	205	216
2020					11	44	88	125	156	177
2021						15	58	98	138	177
2022							18	83	140	205
2023								23	83	160
2024									27	112
2025										24
										$1,501
All outstanding liabilities prior to 2016, net of reinsurance										37
Liabilities for claims and claim adjustment expenses, net of reinsurance										$1,927
(Some amounts may not reconcile due to rounding.)

												At December 31, 2025
	Ultimate Incurred Loss and Allocated Loss Adjustment Expenses, Net of reinsurance Years Ended December 31,										2025 Prior Year Development Excluding the Impact of ADC	Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims	Incurred Impact of ADC	IBNR Impact of ADC	2025 (Net of Impact of ADC)	Total of IBNR Liabilities Net of Impact of ADC
Accident Year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025
(Dollars in millions)	(Unaudited)
2016	$242	$235	$238	$246	$248	$252	$255	$255	$255	$255	$(1)	$—	N/A	$—	$—	$255	$—
2017		396	409	410	418	432	432	434	432	432	—	—	N/A	—	—	432	—
2018			336	321	318	336	351	357	358	358	1	—	N/A	—	—	359	—
2019				275	271	264	277	286	283	281	(1)	2	N/A	—	—	281	2
2020					484	399	378	382	376	376	—	4	N/A	1	—	375	4
2021						510	478	465	487	480	(7)	9	N/A	—	—	480	9
2022							575	568	514	508	(6)	11	N/A	1	—	507	11
2023								542	501	484	(18)	37	N/A	2	1	481	36
2024									369	347	(22)	45	N/A	5	3	343	42
2025										515	—	211	N/A	—	—	515	211
										$4,036	$(54)	$319		$10	$4	$4,026	$315
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below										(3,510)	—	—		—	—	(3,510)	—
Liabilities for losses and loss adjustment expenses and prior year development before accident year 2016, net of reinsurance										—	(1)	—		—	—	—	—
Liabilities for losses and loss adjustment expenses and prior year loss development, net of reinsurance										$526	$(55)	$319		$10	$4	$516	$315
(Some amounts may not reconcile due to rounding.)

	Cumulative Paid Loss and Allocated Loss Adjustment Expenses, Net of Reinsurance Years Ended December 31,
Accident Year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025
(Dollars in millions)	(Unaudited)
2016	$140	$210	$229	$245	$251	$252	$254	$255	$255	$255
2017		164	353	385	405	415	429	431	432	432
2018			207	294	307	331	352	356	358	358
2019				184	235	244	268	275	278	279
2020					266	341	351	360	364	366
2021						293	409	443	450	458
2022							347	451	464	473
2023								355	395	422
2024									151	232
2025										236
										$3,510
All outstanding liabilities prior to 2016, net of reinsurance										—
Liabilities for claims and claim adjustment expenses, net of reinsurance										526
Global Facultative Casualty Business

											At December 31, 2025
	Ultimate Incurred Loss and Allocated Loss Adjustment Expenses, Net of reinsurance Years Ended December 31,										Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
Accident Year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025
(Dollars in millions)	(Unaudited)
2016	$74	$86	$90	$98	$119	$122	$132	$134	$137	$139	$6	N/A
2017		88	101	120	136	140	150	156	161	159	8	N/A
2018			94	119	135	143	161	170	180	180	12	N/A
2019				126	162	164	177	186	198	211	18	N/A
2020					196	229	226	226	236	250	37	N/A
2021						269	304	310	304	301	79	N/A
2022							318	320	315	310	144	N/A
2023								383	395	397	255	N/A
2024									443	483	384	N/A
2025										438	392	N/A
										$2,868
(Some amounts may not reconcile due to rounding.)

	Cumulative Paid Loss and Allocated Loss Adjustment Expenses, Net of Reinsurance Years Ended December 31,
Accident Year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025
(Dollars in millions)	(Unaudited)
2016	$3	$9	$23	$41	$74	$85	$98	$111	$116	$118
2017		3	19	40	72	89	109	124	134	141
2018			9	31	52	78	107	128	143	157
2019				14	25	50	80	111	136	160
2020					7	24	47	85	138	173
2021						9	26	63	122	152
2022							10	27	67	105
2023								12	35	75
2024									22	47
2025										26
										$1,154
All outstanding liabilities prior to 2016, net of reinsurance										87
Liabilities for claims and claim adjustment expenses, net of reinsurance										1,800
Global Facultative Property Business

											At December 31, 2025
	Ultimate Incurred Loss and Allocated Loss Adjustment Expenses, Net of reinsurance Years Ended December 31,										Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
Accident Year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025
(Dollars in millions)	(Unaudited)
2016	$66	$76	$74	$78	$77	$76	$75	$75	$76	$76	$—	N/A
2017		113	110	118	130	131	125	125	127	129	1	N/A
2018			76	94	90	92	92	91	94	94	1	N/A
2019				95	115	94	91	88	94	94	2	N/A
2020					206	200	171	145	151	150	1	N/A
2021						269	252	239	225	218	4	N/A
2022							276	253	244	251	17	N/A
2023								378	342	334	55	N/A
2024									434	385	149	N/A
2025										373	207	N/A
										$2,105
(Some amounts may not reconcile due to rounding.)

	Cumulative Paid Loss and Allocated Loss Adjustment Expenses, Net of Reinsurance Years Ended December 31,
Accident Year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025
(Dollars in millions)	(Unaudited)
2016	$15	$42	$57	$65	$68	$70	$71	$71	$73	$74
2017		18	61	88	105	111	117	118	120	120
2018			12	38	59	70	79	81	84	84
2019				13	34	54	64	70	80	88
2020					29	65	91	111	127	135
2021						23	67	120	164	201
2022							32	83	154	183
2023								56	123	178
2024									63	116
2025										78
										$1,258
All outstanding liabilities prior to 2016, net of reinsurance										4
Liabilities for claims and claim adjustment expenses, net of reinsurance										851
(Some amounts may not reconcile due to rounding.)
Legacy Casualty Business

												At December 31, 2025
	Ultimate Incurred Loss and Allocated Loss Adjustment Expenses, Net of reinsurance Years Ended December 31,										2025 Prior Year Development Excluding the Impact of ADC	Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims	Incurred Impact of ADC	IBNR Impact of ADC	2025 (Net of Impact of ADC)	Total of IBNR Liabilities Net of Impact of ADC
Accident Year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025
(Dollars in millions)	(Unaudited)
2016	$398	$393	$425	$449	$421	$392	$414	$419	$437	$447	$11	$13	29,323	$9	$4	$439	$9
2017		446	440	445	473	433	456	492	525	537	12	21	33,391	12	5	525	16
2018			520	508	530	525	561	633	687	704	17	34	34,170	16	8	688	27
2019				639	607	615	603	793	942	942	—	86	37,683	37	20	905	66
2020					763	812	781	790	934	891	(43)	135	37,815	51	31	839	104
2021						986	943	954	1,223	1,246	22	293	43,695	103	65	1,143	228
2022							1,110	1,020	1,434	1,565	131	587	47,084	187	129	1,379	457
2023								1,134	1,448	1,637	189	791	45,305	267	193	1,370	598
2024									1,382	1,522	139	1,013	40,976	291	233	1,231	780
2025										1,159	—	988	27,951	—	—	1,159	988
										$10,651	$479	$3,960		$973	$687	$9,678	$3,273
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below										(5,368)	—	—		—	—	(5,368)	—
Liabilities for losses and loss adjustment expenses and prior year development before accident year 2014, net of reinsurance										138	61	65		41	23	97	43
Liabilities for losses and loss adjustment expenses and prior year loss development, net of reinsurance										$5,421	$540	$4,025		$1,014	$710	$4,407	$3,315
(Some amounts may not reconcile due to rounding.)

	Cumulative Paid Loss and Allocated Loss Adjustment Expenses, Net of Reinsurance Years Ended December 31,
Accident Year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025
(Dollars in millions)	(Unaudited)
2016	$46	$136	$222	$273	$324	$341	$375	$391	$405	$413
2017		45	143	229	308	354	409	438	474	485
2018			51	170	251	335	461	537	597	632
2019				57	188	307	413	556	719	787
2020					53	186	295	425	541	669
2021						91	202	381	608	793
2022							66	226	501	738
2023								73	241	533
2024									62	255
2025										64
										$5,368
All outstanding liabilities prior to 2016, net of reinsurance										138
Liabilities for claims and claim adjustment expenses, net of reinsurance										5,421
(Some amounts may not reconcile due to rounding.)
Legacy Property Business

												At December 31, 2025
	Ultimate Incurred Loss and Allocated Loss Adjustment Expenses, Net of reinsurance Years Ended December 31,										2025 Prior Year Development Excluding the Impact of ADC	Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims	Incurred Impact of ADC	IBNR Impact of ADC	2025 (Net of Impact of ADC)	Total of IBNR Liabilities Net of Impact of ADC
Accident Year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025
(Dollars in millions)	(Unaudited)
2016	$54	$56	$57	$57	$61	$59	$56	$58	$57	$57	$(1)	$1	N/A	$—	$—	$56	$1
2017		102	101	91	90	74	91	93	95	95	—	1	N/A	—	—	95	1
2018			80	92	95	81	91	88	88	85	(3)	1	N/A	—	—	84	1
2019				91	102	101	108	108	110	109	(2)	1	N/A	—	—	109	1
2020					131	112	133	136	136	136	—	3	N/A	1	—	135	3
2021						147	123	139	146	130	(16)	9	N/A	1	1	129	8
2022							216	242	190	165	(25)	9	N/A	3	2	162	7
2023								204	194	183	(11)	22	N/A	5	3	179	20
2024									262	269	7	29	N/A	10	4	259	25
2025										442	—	201	N/A	—	—	442	201
										$1,670	$(51)	$275		$20	$10	$1,650	$265
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below										(1,144)	—	—		—	—	(1,144)	—
Liabilities for losses and loss adjustment expenses and prior year development before accident year 2014, net of reinsurance										—	1	—		—	—	—	—
Liabilities for losses and loss adjustment expenses and prior year loss development, net of reinsurance										$526	$(50)	$276		$20	$10	$506	$265
(Some amounts may not reconcile due to rounding.)

	Cumulative Paid Loss and Allocated Loss Adjustment Expenses, Net of Reinsurance Years Ended December 31,
Accident Year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025
(Dollars in millions)	(Unaudited)
2016	$28	$48	$54	$56	$56	$56	$56	$56	$56	56
2017		17	75	79	84	86	88	90	94	94
2018			39	70	78	79	82	83	83	84
2019				48	90	99	102	104	107	108
2020					35	76	117	127	130	132
2021						31	79	105	117	120
2022							35	120	136	149
2023								51	131	147
2024									55	148
2025										105
										$1,144
All outstanding liabilities prior to 2016, net of reinsurance										—
Liabilities for claims and claim adjustment expenses, net of reinsurance										$526
(Some amounts may not reconcile due to rounding.)

Schedule of Average Annual Percentage Payout Incurred Loss by Age, Net of Reinsurance

	Average Annual Percentage Payout of Incurred Loss by Age, Net of Reinsurance (unaudited)
Years	1	2	3	4	5	6	7	8	9	10
Casualty	9.2%	6.2%	10.3%	11.0%	11.3%	10.7%	9.3%	8.0%	7.2%	6.5%

	Average Annual Percentage Payout of Incurred Loss by Age, Net of Reinsurance (unaudited)
Years	1	2	3	4	5	6	7	8	9	10
Property	25.3%	30.8%	17.3%	9.5%	5.8%	3.3%	2.4%	2.2%	1.3%	0.3%

	Average Annual Percentage Payout of Incurred Loss by Age, Net of Reinsurance (unaudited)
Years	1	2	3	4	5	6	7	8	9	10
Casualty	4.8%	13.6%	14.5%	15.7%	13.1%	12.3%	6.2%	4.4%	2.0%	2.7%

	Average Annual Percentage Payout of Incurred Loss by Age, Net of Reinsurance (unaudited)
Years	1	2	3	4	5	6	7	8	9	10
Property	61.5%	24.8%	4.9%	4.1%	2.6%	1.3%	0.6%	0.2%	—%	—%

	Average Annual Percentage Payout of Incurred Loss by Age, Net of Reinsurance (unaudited)
Years	1	2	3	4	5	6	7	8	9	10
Casualty	4.0%	6.3%	11.5%	15.4%	15.6%	12.0%	9.7%	7.7%	4.1%	1.4%

	Average Annual Percentage Payout of Incurred Loss by Age, Net of Reinsurance (unaudited)
Years	1	2	3	4	5	6	7	8	9	10
Property	16.0%	21.3%	21.4%	13.8%	10.1%	5.2%	3.2%	2.0%	2.0%	2.3%

	Average Annual Percentage Payout of Incurred Loss by Age, Net of Reinsurance (unaudited)
Years	1	2	3	4	5	6	7	8	9	10
Casualty	5.7%	12.7%	15.4%	14.4%	14.0%	12.5%	7.2%	5.2%	2.5%	1.8%

	Average Annual Percentage Payout of Incurred Loss by Age, Net of Reinsurance (unaudited)
Years	1	2	3	4	5	6	7	8	9	10
Property	33.5%	40.4%	13.3%	6.0%	2.2%	1.7%	1.0%	1.5%	0.4%	—%

Schedule of Incurred Losses with Respect to A&E Reserve on both Gross and Net of Reinsurance Basis	The following table summarizes incurred losses with respect to A&E reserves on both a gross and net of reinsurance basis for the periods indicated:

	At December 31,
(Dollars in millions)	2025	2024	2023
Gross basis:
Beginning of period reserves	$260	$247	$278
Incurred losses	2	62	—
Paid losses	(52)	(49)	(31)
End of period reserves	$209	$260	$247

Net basis:
Beginning of period reserves	$242	$232	$257
Incurred losses	—	54	—
Paid losses	(49)	(43)	(25)
End of period reserves	$193	$242	$232

Schedule of Reconciliation Of Change In Net Ultimate Loss And Loss Adjustment Expense To Prior Year Development
The following table presents net prior year development before the adverse development cover reinsurance agreements (“ADC”) cessions for the year ended December 31, 2025:

(Dollars in millions)	Prior Year Development Net of External Reinsurance Before ADC Cessions (1)
Reinsurance Treaty Casualty Business	$399
Reinsurance Treaty Property Business	(373)
Global Wholesale & Specialty Casualty Business	71
Global Wholesale & Specialty Property Business	(55)
Global Facultative Casualty Business	57
Global Facultative Property Business	(55)
Legacy Casualty Business	540
Legacy Property Business	(50)
Subtotal, adjusted pre-tax basis	$535
(1) Excluding the impact of:
- $122 million of excess compensation for the uncertainty of future claims development of which $36 million is from our Global Wholesale & Specialty Casualty business and $86 million from our Legacy Casualty business.